Other Stock-related Information (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Share Based Compensation [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

(In thousands)	2015	2014	2013

Restricted stock vested during the year ended	3,899	3,305	4,583

Schedule Of Other Share Based Compensation Activity [Table Text Block]

(In millions)	2015	2014	2013

Income tax benefit recognized in earnings	$148	$147	$145
Excess of actual tax deductions over amounts assumed recognized in equity	167	86	86

Aggregate
intrinsic
As of December 31, 2015, unless otherwise stated (in millions)	value

Stock options outstanding	$4,534
Stock options exercised in 2015	746
Non-vested restricted stock outstanding	434
Restricted stock vested in 2015	102

Stock Option [Member]
Schedule Of Share Based Compensation [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

(In millions, after tax)	2015	2014	2013

Compensation Expense	$234	$215	$231

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	2015	2014	2013

Weighted average grant-date fair value of stock options	$4.64	$5.26	$4.52

Stock Option Valuation Assumptions:
Risk-free interest rate	2.0%	2.3%	2.5%
Dividend yield	3.4%	3.1%	4.0%
Expected volatility	25.0%	26.0%	28.0%
Expected option life (in years)	6.8	7.3	7.5

Other pricing model inputs:
Weighted average grant-date market price of GE stock (strike price)	$25.79	$26.11	$23.80

Schedule Of Share Based Compensation Stock Options Activity [Table Text Block]

As of December 31, 2015 unless, otherwise stated (in thousands, except per share data)

Stock options granted during 2015	52,561
Weighted average strike price of awards granted in 2015	$25.79
Stock options outstanding	467,922
Weighted average strike price of stock options outstanding	$21.72
Stock options exercisable	298,199
Weighted average strike price of stock options exercisable	$20.14

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]

	2015	2014	2013

Stock options exercised (in thousands)	65,764	30,433	36,191
Cash received from stock options exercised (in millions)	$1,098	$439	$490

Restricted Stock [Member]
Schedule Of Share Based Compensation [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

(In millions, after tax)	2015	2014	2013

Compensation expense(a)	$72	$56	$62

(a) Includes $5.7 million of compensation expense related to performance share units.
Schedule Of Fair Value Of Restricted Stock Award At The Grant Date [Table Text Block]

	2015	2014	2013

Weighted average grant-date fair value of restricted stock awards	$26.74	$26.08	$24.54

As of December 31, 2015, unless otherwise stated (in thousands, except per share data)

Restricted stock granted during 2015	3,756
Non-vested restricted stock outstanding	13,941
Weighted average fair value at grant date of non-vested stock	$25.05